As Filed with the Securities and Exchange Commission on October 30, 2009

Registration File No. 333-52215
811-7337

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-6

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  ☐

  Pre-Effective Amendment No.  ☐

  Post-Effective Amendment No. 18  ☒

and

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ☐

  Amendment No. 41  ☒

(Check appropriate box or boxes)

Protective Variable Life Separate Account

(Exact name of registrant)

Protective Life Insurance Company

(Name of depositor)

2801 Highway 280 South

Birmingham, Alabama 35223

(Address of depositor's principal executive offices)

(800) 265-1545

Depositor's Telephone Number, including Area Code

DAVID M. LOPER, Esq.

2801 Highway 280 South

Birmingham, Alabama 35223

(Name and address of agent for service)

Copy to:

STEPHEN E. ROTH, Esq.

Sutherland Asbill & Brennan LLP

1275 Pennsylvania Avenue, N.W.

Washington, DC 20004-2415

It is proposed that this filing will become effective:

☐  Immediately upon filing pursuant to paragraph (b) of Rule 485

☒  On November 2, 2009 pursuant to paragraph (b) of Rule 485

☐  60 days after filing pursuant to paragraph (a) of Rule 485

☐  On May 1, 2009 pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered: Interests in Individual
Flexible Premium Variable and Fixed Life Insurance Policies

Supplement Dated November 2, 2009
To Prospectuses Dated May 1, 2009 for
Protective Preserver
Protective Premiere III
Issued By
Protective Life Insurance Company
Protective Variable Life Separate Account

This Supplement amends certain information contained in your variable life product Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

In order to offer a more diverse selection of Sub-Accounts available under the Protective Variable Life Separate Account, Protective Life Insurance Company ("Protective") is adding new Sub-Accounts in which you may invest, effective November 2, 2009. In addition, certain other Sub-Accounts will not be available in Policies applied for on or after November 2, 2009.

Protective has also determined to make available to its policyholders at no additional charge four diversified asset allocation portfolios that range from conservative to aggressive. These portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

Accordingly, the Prospectuses are revised as follows:

New Sub-Accounts

Effective November 2, 2009, the following Sub-Accounts are available for the allocation of Net Premiums and/or transfer of Policy Value:

Franklin Templeton Variable Insurance Products Trust

Franklin Small Cap Value Securities Fund, Class 2. This Fund seeks long-term total return.*

Goldman Sachs Variable Insurance Trust

Growth Opportunities Fund, Service Class. This Fund seeks long-term growth of capital.*

Legg Mason Partners Variable Equity Trust

ClearBridge Mid Cap Core Fund, Class II. This Fund seeks long-term growth of capital.*

ClearBridge Small Cap Growth Fund, Class II. This Fund seeks long-term growth of capital and invests in small-cap companies which are believed to have favorable growth prospects based on competitive advantage, industry growth rate, strong financials and visionary management, among other factors.*

The Legg Mason Partners Funds are advised by Legg Mason Partners Fund Advisor, LLC, and sub-advised by ClearBridge Advisors, LLC.

Lord Abbett Series Fund, Inc.

All Value Portfolio. This Fund seeks long-term growth of capital and income without excessive fluctuations in market value.

MFS® Variable Insurance TrustSM

Research Bond Fund, Service Class. This Fund seeks total return with an emphasis on current income, but also considering capital appreciation.*

Value Fund, Class, Service Class. This Fund seeks capital appreciation.*

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PIMCO Variable Insurance Trust

Long-Term US Government Fund, Advisor Class. This Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.*

Low Duration Fund, Class, Advisor Class. This Fund seeks maximum total return consistent with preservation capital and prudent investment management.*

Real Return Fund, Advisor Class. This Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management.*

Short-Term Fund, Advisor Class. This Fund seeks maximum current income, consistent with preservation of capital and daily liquidity.*

Total Return Fund, Advisor Class. This Fund seeks maximum total return, consistent with preservation of capital and prudent investment management.*

The PIMCO VIT Funds are advised by Pacific Investment Management Company, LLC, and sub-advised by Research Affiliates, LLC.

Royce Capital Fund

Micro-Cap Fund, Service Class. This Fund seeks long-term growth of capital. Invests primarily in equity securities of micro-cap companies with market capitalizations of up to $500 million.*

Small-Cap Fund, Service Class.  This Fund seeks long-term growth of capital. Invests primarily in equity securities of small-cap companies, those with market capitalizations between $500 million to $2.5 billion.*

The Royce Capital Funds are advised by Royce & Associates, LLC.

Van Kampen Life Investment Trust

Global Tactical Asset Allocation Fund, Class II. This Fund seeks capital appreciation over time. Invests primarily in equity securities and fixed income securities of U.S. and non-U.S. issuers.*

The Universal Institutional Funds, Inc.

Van Kampen's UIF US Mid Cap Value Fund, Class II. This Fund seeks above-average total return over a market cycle of three to five years. Invests primarily in common stocks of companies traded on a U.S. securities exchange with capitalizations generally in the range of companies included in the Russell Midcap® Value Index.*

*  This Sub-Account invests in a class of Fund shares that pays distribution or service fees under Rule 12b-1 of the Investment Company Act of 1940. For more information, please see "Other Information about the Funds" and "Distribution of the Policies" in your Prospectus, and the prospectus for the Fund.

There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information. You may obtain a prospectus for any of the Funds by contacting Protective or by asking your investment advisor. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Net Premiums or transfers among the Sub-Accounts.

Closed Sub-Accounts

The following 10 Sub-Accounts are not available for the allocation of Net Premiums and/or transfer of Policy Value for Policies applied for on or after November 2, 2009:

Fidelity VIP Equity-Income Portfolio, Service Class
Fidelity VIP Freedom Fund 2015 Maturity, Service Class

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Fidelity VIP Freedom Fund 2020 Maturity, Service Class
Fidelity VIP Growth Portfolio, Service Class 2
Goldman Sachs VIT Structured Small Cap Equity Fund, Service Class
Goldman Sachs VIT Structured U.S. Equity Fund, Service Class
Oppenheimer High Income Fund/VA, Service Shares
Oppenheimer MidCap Fund/VA, Service Shares
Van Kampen LIT Capital Growth Portfolio, Class II
Van Kampen's UIF International Growth Equity Portfolio, Class II

If your Policy was applied for before November 2, 2009, you may continue to allocate Net Premiums and transfer Policy Value to these Sub-Accounts.

Changes in Fund Expense Range

Because we have added new Sub-Accounts to the Policy, the "Range of Expenses for the Funds" disclosed in your Prospectus has changed. Effective November 2, 2009, the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Policy is shown in the following table:

RANGE OF EXPENSES FOR THE FUNDS

	Minimum		Maximum
Total Annual Fund Operating Expenses (total of all expenses that are deducted from Fund assets, including management fees, 12b-1 fees, and other expenses)	0.35%	-	3.25	%*

*  The range of Total Annual Fund Operating Expenses shown here does not take into account contractual and voluntary arrangements under which the Funds' advisers currently reimburse Fund expenses or waive fees. Please see the prospectus for each Fund for more information about that Fund's expenses.

More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund. The Fund expenses used to prepare the table were provided to us by the Funds. We have not independently verified such information. The expenses shown are based on expenses incurred for the year ended December 31, 2008. Current or future expenses may be higher or lower than those shown.

Changes in Certain Payments We Receive with Regard to the Funds

The chart below shows the maximum 12b-1 fees we and our affiliate, Investment Distributors, Inc. ("IDI"), the principal underwriter for the Policies, anticipate we will receive, on an annual basis, from the new Funds available in your Policy effective November 2, 2009:

Incoming 12b-1 Fees

Fund	Maximum 12b-1 Fee
Paid to us:
PIMCO Variable Insurance Trust	0.25%
Paid to IDI:
Royce Capital Fund	0.25%
Legg Mason Partners Variable Equity Trust	0.25%

New Asset Allocation Model Portfolios

Effective November 2, 2009, we are also making available at no additional charge four asset allocation models ("Model Portfolios") as investment options under your Policy.

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Each Model Portfolio invests different percentages of Policy Value in some or all of the Sub-Accounts under your Policy, and these Model Portfolios range from conservative to aggressive. The Model Portfolios are intended to provide a diversified investment portfolio by combining different asset classes to help you reach your investment goal. Also, while diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market. There can be no assurance that any of the Model Portfolios will achieve their investment objective.

Pursuant to an agreement with Protective, Milliman, Inc., a diversified financial services firm and registered investment adviser, determines the composition of the Model Portfolios. and is compensated by Protective for doing so. There is no investment advisory relationship between Milliman and Owners. In the future, Protective may modify or discontinue its arrangement with Milliman, in which case Protective may contract with another firm to provide similar asset allocation models, provide its own asset allocation models, or cease offering asset allocation models.

The available Model Portfolios and the composition of each specific Model Portfolio you select may change from time to time. However, we will not change your existing Policy Value or Premium Payment allocation or percentages in response to these changes. If you desire to change your Policy Value or Premium Payment allocation or percentages to reflect a revised or different Model Portfolio, you must submit new allocation instructions to us in writing.

The following is a brief description of the four Model Portfolios currently available. They are more fully described in a separate brochure. Your sales representative can provide additional information about the Model Portfolios and help you select which Model Portfolio, if any, may be suitable for you. Please talk to him or her if you have additional questions about these Model Portfolios.

Conservative Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 45% in equity and 55% in fixed income investments. The largest of the asset class target allocations are in fixed income, large cap value and mortgages.

Moderate Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 55% in equity and 45% in fixed income investments. The largest asset class target allocations are in fixed income, large cap value, international equity and large cap value.

Growth and Income portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 65% in equity and 35% in fixed income investments. The largest asset class target allocations are in fixed income, international equity, large cap value, and large cap growth.

Aggressive Growth portfolio is composed of underlying Sub-Accounts representing a target allocation of approximately 90% in equity and 10% in fixed income investments. The largest asset class target allocations are in international equity, large cap value, large cap growth and mid cap stocks.

The target asset allocations of these Model Portfolios may vary from time to time in response to market conditions and changes in the portfolio holdings of the Funds in the underlying Sub-Accounts.

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EXPLANATORY COMMENT

The prospectus and the statement of additional information included in Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File Nos. 333-52215 and 811-7337) filed on April 30, 2009 pursuant to paragraph (b) of Rule 485 are incorporated herein by reference.

PART C

OTHER INFORMATION

Item 27. Exhibits.

1.  Certified resolutions of the board of directors of Protective Life Insurance Company establishing Protective Variable Life Separate Account. (1)

2.  Custodian Agreements — None.

3.  (a)  Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and Protective Variable Life Separate Account. (2)

(a)(1) Amendment I to the Underwriting Agreement. (8)

(b)  Form of Distribution Agreement between Investment Distributors, Inc. and selling broker-dealers. (2)

4.  (a)(1) Form of Premiere II Contract (for Policies Applied for before June 1, 2003). (4)

(a)(2) Form of Premiere II Contract (for Policies Applied for on or after June 1, 2003). (18)

(a)(3) Premiere III Contract (25)

(b)  Children's term life rider. (1)

(c)  Accidental death benefit rider. (1)

(d)  Disability benefit rider. (1)

(d)  Guaranteed insurability rider. (1)

(f)  Protected insurability benefit rider. (1)

(g)  Term Rider for Covered Insured. (4)

(h)(1) Policy Value Credit Endorsement (for Premiere II Policies Applied for before June 1, 2003). (4)

(h)(2) Policy Value Credit Endorsement (for Premiere II Policies Applied for on or after June 1, 2003). (18)

(i)  Terminal Illness Accelerated Death Benefit Endorsement. (10)

(j)  Lapse Protection Extension Rider (for Premiere II Policies). (15)

(k)  Cash Value Accumulation Test Endorsement. (12)

(l)(1) Residual Death Benefit Endorsement (for Premiere II Policies Applied for on or after June 1, 2003). (18)

(l)(2) Residual Death Benefit Endorsement (Premiere III) (25)

(m)(1) Policy Loan Endorsement (for Premiere II Policies Applied for Before June 1, 2003). (12)

(m)(2) Policy Loan Endorsement (for Premiere II Policies Applied for on or after June 1, 2003 and Premiere III Policies). (18)

(n)  Arbitration Endorsement (Premiere III). (25)

5.  Form of Contract Application. (4)

6.  (a)  Charter of Protective Life Insurance Company. (1)

(b)  By-Laws of Protective Life Insurance Company. (1)

(c)  Amended and Restated Charter of Protective Life Insurance Company (23)

(d)  Amended and Restated Bylaws of Protective Life Insurance Company (23)

7.  (a)  Form of Automatic and Facultative Yearly Renewable Term Agreement. (18)

(b)  Form of Yearly Renewable Term Reinsurance Agreement. (28)

(c)  List of Reinsurers. (28)

8.  (a)  Participation/Distribution Agreement. (2)

(a)(1) Amendment I to the Participation/Distribution Agreement. (8)

(b)  Participation Agreement (Oppenheimer Variable Account Funds). (3)

(c)  Participation Agreement (MFS Variable Insurance Trust). (3)

(d)  Participation Agreement (Acacia Capital Corporation). (3)

(e)  Participation Agreement (Van Eck Worldwide Insurance Trust). (7)

(f)  Participation Agreement (Van Kampen Life Investment Trust). (11)

(g)  Form of Participation Agreement (Fidelity Variable Insurance Products Funds). (12)

(h)  Participation Agreement (Lord Abbett Series Fund, Inc.). (14)

(i)  Participation Agreement for Class II Shares (Van Kampen) (17)

(j)  Form of Participation Agreement for Service Class Shares (Universal Institutional Funds, Inc.). (17)

(k)  Participation Agreement (Goldman Sachs Variable Insurance Trust) (19)

(l)  Participation Agreement (Franklin Templeton Variable Insurance Products Trust) (22)

(m)  Amended and Restated Participation Agreement (Fidelity Variable Insurance Products Funds). (22)

(n)  Rule 22c-2 Shareholder Information Agreement (Calvert Group) (23)

(o)  Rule 22c-2 Shareholder Information Agreement (Fidelity Variable Insurance Products) (23)

(p)  Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable Insurance Products Trust) (23)

(q)  Rule 22c-2 Shareholder Information Agreement (Goldman Sachs Variable Insurance Trust) (23)

(r)  Rule 22c-2 Shareholder Information Agreement (Lord Abbett Series Fund) (23)

(s)  Rule 22c-2 Shareholder Information Agreement (MFS Variable Insurance Trust) (23)

(t)  Rule 22c-2 Shareholder Information Agreement (Oppenheimer Variable Account Funds) (23)

(u)  Rule 22c-2 Shareholder Information Agreement (Universal Institutional Funds, Inc.) (23)

(v)  Rule 22c-2 Shareholder Information Agreement (Van Kampen Life Investment Trust) (23)

(w)  Rule 22c-2 Shareholder Information Agreement (Van ECK Worldwide Insurance Trust) (23)

(x)  Participation Agreement (Legg Mason) (27)

(y)  Participation Agreement (PIMCO) (27)

(z)  Participation Agreement (Royce Capital) (27)

(aa)  Rule 22c-2 Information Sharing Agreement (Royce) (27)

9.  Administrative Contracts — Not applicable.

10.  Other Material Contracts. Not Applicable.

11.  Opinion and consent of David M. Loper, Esq. (26)

12.  Actuarial Opinion. Not applicable.

13.  Calculations. Not applicable.

14.  Other Opinions.

(a)  Consent of Sutherland Asbill & Brennan LLP.

(b)  Consent of PricewaterhouseCoopers, L.L.P.

15.  Omitted Financial Statements. No Financial Statements are omitted from Item 24.

16.  Initial Capital Agreements. Not applicable.

17.  Redeemability Exemption.

(a)  Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) describing issue, transfer and redemption procedures for Premiere II Policies applied for before June 1, 2003. (13)

(b)  Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) describing issue, transfer and redemption procedures for Premiere II Policies applied for on or after June 1, 2003. (20)

(c)  Amended Memorandum pursuant to Rule 6e-3(T)(b)(12)(iii) describing issue, transfer and redemption procedures for Premiere III Policies. (26)

18.  Power of Attorney (28)

(1)  Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement, (File No. 33-61599) as filed with the Commission on August 4, 1995.

(2)  Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form S-6 Registration Statement, (File No. 33-61599) as filed with the Commission on December 22, 1995.

(3)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 33-70984) as filed with the Commission on April 30, 1997.

(4)  Incorporated herein by reference to the initial filing of the Form S-6 Registration Statement (File No. 333-52215) as filed with the Commission on May 8, 1998.

(5)  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement (File No. 33-61599) as filed with the Commission on April 30, 1998.

(6)  Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Form S-6 Registration Statement (File No. 333-45963) as filed with the Commission on June 19, 1998.

(7)  Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement (File No. 333-60149) filed with the Commission on October 26, 1998.

(8)  Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form S-6 Registration Statement (File No. 333-45963) filed with the Commission on June 3, 1998.

(9)  Incorporated herein by reference to Post-Effective Amendment Number 1 to the Form S-6 Registration Statement (File No. 333-52215) filed with the Commission on February 1, 1999.

(10)  Incorporated herein by reference to Post-Effective Amendment Number 5 to the Form S-6 Registration Statement (File No. 33-61599) filed with the Commission on April 25, 2000.

(11)  Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-70984) as filed with the Commission on April 20, 2000.

(12)  Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form S-6 Registration Statement (File No. 33-61599) as filed with the Commission on April 20, 2001.

(13)  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form S-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 20, 2000.

(14)  Incorporated herein by reference to Post-Effective Amendment No. 3 to the Form N-4 Registration Statement (File No. 333-94047) as filed with the Commission on April 25, 2002.

(15)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form S-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 30, 2002.

(16)  Incorporated herein by reference to Post-Effective Amendment No. 6 to the Form S-6 Registration Statement (File No. 333-52215) as filed with the Commission on January 27, 2003.

(17)  Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement (File No. 333-94047) as filed with the Commission on April 30, 2003.

(18)  Incorporated herein by reference to Post-Effective Amendment No. 7 to the Form N-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 30, 2003.

(19)  Incorporated herein by reference to the initial Registration Statement on Form N-4 (File No. 333-112892), filed with the Commission on February 17, 2004.

(20)  Incorporated herein by reference to the Post-Effective Amendment No. 8 to the Form N-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 30, 2004.

(21)  Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-6 Registration Statement (333-52215) as filed with the Commission on January 21, 2005.

(22)  Incorporated herein by reference to Post-Effective Amendment No. 2 to the Form N-4 Registration Statement (File No. 333-116813) as filed with the Commission on April 28, 2006.

(23)  Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-4 Registration Statement (File No. 33-70984) as filed with the Commission on April 27, 2007.

(24)  Incorporated herein by reference to Post-Effective Amendment No. 13 to the Form N-6 Registration Statement (File No. 333-52215) as filed with the Commission on April 29, 2008.

(25)  Incorporated herein by reference to Post-Effective Amendment No. 14 to the Form N-6 Registration Statement (333-52215) as filed with the Commission on August 15, 2008.

(26)  Incorporated herein by reference to Post Effective Amendment No. 16 to the Form N-6 Registration Statement (333-52215) as filed with the Commission on November 7, 2008.

(27)  Incorporated herein by reference to Post-Effective Amendment No. 15 to the Form N-4 Registration Statement (333-113070) as filed with the Commission on October 28, 2009.

(28)  Incorporated herein by reference to Post-Effective Amendment No. 17 to the Form N-6 Registration Statement (333-52215) as filed with the Commission on April 27, 2009.

Item 28. Directors and Officers of Depositor.

Name and Principal Business Address*	Position and Offices with Depositor
John D. Johns	President, Chairman of the Board, Chief Executive Officer, President and Director

Carolyn Johnson	Executive Vice President and Chief Operating Officer and Director

Edward M. Berko	Executive Vice President and Chief Risk Officer

Carolyn King	Senior Vice President, Acquisitions and Corporate Development

Deborah J. Long	Executive Vice President, General Counsel, Secretary

Brent E. Griggs	Senior Vice President, Asset Protection Division

Wayne E. Stuenkel	Senior Vice President and Chief Actuary

Judy Wilson	Senior Vice President, Stable Value Products

Richard J. Bielen	Vice Chairman and Chief Financial Officer and Director

Carl S. Thigpen	Executive Vice President, Chief Investment Officer

John B. Deremo	Senior Vice President and Chief Distribution Officer

Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer

Nancy Kane	Senior Vice President and Senior Associate Counsel

Kevin Howard	Senior Vice President, Chief Product Actuary, LAD and Certifying Compliance Officer for Illustrations

Charles M. Prior	Senior Vice President, Mortgage Loans

Lance Black	Senior Vice President and Treasurer

Phil Passafiume	Senior Vice President and Director, Fixed Income

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 29. Persons Controlled by or Under Common Control With the Depositor and Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2008 (File No. 001-11339) filed with the Commission on February 27, 2009.

Item 30. Indemnification.

Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter.

(a)  Other Activity. Investment Distributors, Inc. ("IDI") is the principal underwriter of the Policies as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Protective Variable Annuity Separate Account, and the Variable Annuity Separate Account A of Protective Life.

(b)  Management. The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Edwin V. Caldwell	President, Secretary and Director	Vice President, New Business Operations, Life and Annuity Division

Kevin B. Borie	Director	Vice President and Chief Valuation Actuary

Cindy McGill	Assistant Secretary	Assistant Vice President, Annuity and VUL Administration

Gary Carroll	Assistant Compliance Officer and Director	Assistant Vice President, Compliance, Life and Annuity Division

Thomas R. Barrett	Chief Financial Officer and Director	Director I, Life and Annuity Division

Julena Johnson	Assistant Compliance Officer	Senior Compliance Analyst II

Barry K. Brown	Assistant Secretary	Second Vice President, LCC Commissions

Jason P. Dees	Assistant Financial Officer	Quantitative Analyst Asset/Liability Management

Steve M. Callaway	Chief Compliance Officer	None

*  Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

(c)  Compensation From the Registrant. The following commissions were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Investments Distributors, Inc.	None	None	N/A	N/A

Item 32. Location of Accounts and Records.

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama, 35223.

Item 33. Management Services.

All management contracts are discussed in Part A or Part B.

Item 34. Fee Representation.

Protective Life hereby represents that the fees and charges deducted under the variable life insurance policies described herein are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by it under such policies.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Protective Variable Life Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on October 27, 2009.

  PROTECTIVE VARIABLE LIFE SEPARATE ACCOUNT
  (Registrant)

By:  /s/ JOHN D. JOHNS

  John D. Johns, Chairman of the Board and
  Chief Executive Officer
  Protective Life Insurance Company

  PROTECTIVE LIFE INSURANCE COMPANY
  (Depositor)

By:  /s/ JOHN D. JOHNS

  John D. Johns, Chairman of the Board and
  Chief Executive Officer
  Protective Life Insurance Company

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-6 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/S/ JOHN D. JOHNS John D. Johns	Chairman of the Board, Chief Executive Officer and Director (Principal Executive Officer)	October 27, 2009

/S/ RICHARD J. BIELEN Richard J. Bielen	Vice Chairman, Chief Financial Officer and Director (Principal Financial Officer)	October 27, 2009

/S/ STEVEN G. WALKER Steven G. Walker	Senior Vice President, Controller and Chief Accounting Officer (Principal Accounting Officer)	October 27, 2009

* Carolyn Johnson	Director	October 27, 2009

*BY: /S/ DAVID M. LOPER David M. Loper Attorney-in-Fact		October 27, 2009

Exhibits

14.  (a)  Consent of Sutherland Asbill and Brennan LLP.

(b)  Consent of PricewaterhouseCoopers, L.L.P.